COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2023
COMPARATIVE FIGURES
COMPARATIVE FIGURES

29.COMPARATIVE FIGURES

The Company added a new category of expense namely "Utilities" within Note 8 "Battery Material Plant Project Expenses". Consequently, comparative figures have been reclassified to conform to the current year presentation. The reclassification had no impact on the net loss.